Property and Equipment	12 Months Ended
Dec. 31, 2012
Notes
Property and Equipment

3 - Property and Equipment

Property and equipment, at cost, consists of the following:

	December 31,
	2012	2011
Furniture and fixtures	$ 16,609	$ -
Computer and office equipment	168,818	28,950
Leasehold improvements	6,396	-
Accumulated depreciation	(28,004)	(2,276)
Property and equipment, net of depreciation	$ 163,819	$ 26,674